Leases and subleases - Schedule of Maturity Analysis of Operating Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 16,452
Interest	1,781
Total lease liability	14,671	$ 18,250	$ 21,644
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	4,419
One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	4,551
Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	4,687
Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	2,796
Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	0
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 0